Supplement to the
Fidelity® 500 Index Fund
Investor Class and Premium Class
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and the fund on behalf of its Investor Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.09%. FMR and the fund on behalf of its Premium Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.035%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and, with respect to increases in fees or expenses payable by Investor Class above 10 basis points and Premium Class above 7 basis points, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.0099% to 0.0075%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0075% of the average net assets of the fund.

UEIB-17-02 1.720027.133	July 31, 2017

Supplement to the
Fidelity® Extended Market Index Fund, Fidelity® International Index Fund and Fidelity® Total Market Index Fund
Investor Class and Premium Class
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information for Fidelity® International Index Fund found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity® International Index Fund on behalf of its Investor Class have entered into a 16 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.16%. FMR and Fidelity® International Index Fund on behalf of its Premium Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.06%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and, with respect to increases in fees or expenses payable by Investor Class above 20 basis points and Premium Class above 17 basis points, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Total Market Index Fund found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity® Total Market Index Fund on behalf of its Investor Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.09%. FMR and Fidelity® Total Market Index Fund on behalf of its Premium Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.035%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and, with respect to increases in fees or expenses payable by Investor Class above 10 basis points and Premium Class above 7 basis points, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Management Fees."

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® International Index Fund from 0.050% to 0.045%. For the services of FMR under each management contract, Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund each pays FMR a monthly management fee at the annual rate of 0.045%, 0.045%, and 0.015%, respectively, of the fund's average net assets throughout the month.

Effective on August 1, 2017,the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode for Fidelity® International Index Fund from 0.050% to 0.045% and for Fidelity® Total Market Index Fund from 0.025% to 0.0225%. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.045%, 0.045%, and 0.0225%, respectively, of the average net assets of the fund.

SIFB-17-02 1.718587.135	July 31, 2017

Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 28, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.050% to 0.045%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.045% of the average net assets of the fund.

EIFB-17-01 1.807082.116	July 31, 2017

Supplement to the
Fidelity® 500 Index Fund
Institutional Class and Institutional Premium Class
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and the fund on behalf of its Institutional Class have entered into a 3.0 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.030%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 1.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.015%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.0099% to 0.0075%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0075% of the average net assets of the fund.

U5I-U5AB-17-02 1.931020.110	July 31, 2017

Supplement to the
Fidelity® Total Market Index Fund
Class F
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.025% to 0.0225%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0225% of the average net assets of the fund.

STI-FB-17-02 1.908702.112	July 31, 2017

Supplement to the
Fidelity® Extended Market Index Fund, Fidelity® International Index Fund and Fidelity® Total Market Index Fund
Institutional Class and Institutional Premium Class
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information for Fidelity® International Index Fund found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity® International Index Fund on behalf of its Institutional Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.050%. FMR and Fidelity® International Index Fund on behalf of its Institutional Premium Class have entered into a 4.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.045%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Total Market Index Fund found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity® Total Market Index Fund on behalf of its Institutional Class have entered into a 3.0 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.030%. FMR and Fidelity® Total Market Index Fund on behalf of its Institutional Premium Class have entered into a 1.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.015%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Management Fees."

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® International Index Fund from 0.050% to 0.045%. For the services of FMR under each management contract, Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund each pays FMR a monthly management fee at the annual rate of 0.045%, 0.045%, and 0.015%, respectively of the fund's average net assets throughout the month.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode for Fidelity® International Index Fund from 0.050% to 0.045%, and for Fidelity® Total Market Index Fund from 0.025% to 0.0225%. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.045%, 0.045%, and 0.0225%, respectively of the average net assets of the fund.

SIF-IB-17-02 1.935052.110	July 31, 2017

Supplement to the
Fidelity Flex℠ 500 Index Fund
February 17, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Sub-Adviser – Geode.”

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.0099% to 0.0075%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0075% of the average net assets of the fund.

Z5IB-17-01 1.9885046.100	July 31, 2017